Notes Payable, Net (Details) - Schedule of summary of notes payable (Parentheticals)	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of summary of notes payable [Abstract]
Vehicle acquisition payable	$ 539
Interest rate per annum payable	10.80%